UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-7139

Fidelity Hereford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Treasury Only Money Market Fund

January 31, 2016

TMM-QTLY-0316
1.813057.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 99.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bills
2/4/16 to 7/7/16	0.17 to 0.52%	$2,912,525	$2,911,268
U.S. Treasury Bonds
5/15/16	0.38 to 0.40	136,000	138,658
U.S. Treasury Notes
2/15/16 to 7/31/17	0.13 to 0.57 (b)	1,518,560	1,519,899
TOTAL TREASURY DEBT
(Cost $4,569,825)			4,569,825
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $4,569,825)			4,569,825
NET OTHER ASSETS (LIABILITIES) - 0.5%			21,179
NET ASSETS - 100%			$4,591,004

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At January 31, 2016 the cost for Federal Income Tax Purposes was $4,569,825,000.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Government Money Market Fund

January 31, 2016

SPU-QTLY-0316
1.813060.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 2.8%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 2.8%
U.S. Treasury Bills
2/25/16	0.28 to 0.30%	$500,000,000	$499,904,168
U.S. Treasury Notes
3/31/16 to 8/31/16	0.26 to 0.47	855,000,000	858,247,365
TOTAL TREASURY DEBT
(Cost $1,358,151,533)			1,358,151,533

Government Agency Debt - 63.2%
Federal Agencies - 63.2%
Fannie Mae
2/1/16 to 1/26/17	0.23 to 0.56 (b)	1,198,707,000	1,198,666,891
Federal Farm Credit Bank
2/16/16 to 2/10/17	0.37 to 0.45 (b)	803,025,000	803,124,320
Federal Home Loan Bank
2/3/16 to 2/9/17	0.15 to 0.60 (b)(c)	27,411,298,000	27,402,178,357
Freddie Mac
2/19/16 to 1/12/17	0.19 to 0.45 (b)	1,700,155,000	1,700,047,212
TOTAL GOVERNMENT AGENCY DEBT
(Cost $31,104,016,780)			31,104,016,780

Government Agency Repurchase Agreement - 19.2%
	Maturity Amount	Value
In a joint trading account at:
0.35% dated 1/29/16 due 2/1/16 (Collateralized by U.S. Government Obligations) #	$5,783,747,025	$5,783,576,000
0.36% dated 1/29/16 due 2/1/16 (Collateralized by U.S. Government Obligations) #	51,403,526	51,402,000
With:
BNP Paribas Securities Corp. at 0.35%, dated:
1/8/16 due 2/5/16 (Collateralized by U.S. Government Obligations valued at $110,388,594, 0.00% - 6.25%, 6/15/16 - 9/20/45)	108,063,000	108,000,000
1/13/16 due 2/5/16 (Collateralized by U.S. Government Obligations valued at $220,494,721, 0.00% - 7.00%, 5/15/18 - 2/25/46)	216,128,100	216,000,000
1/21/16 due 2/5/16 (Collateralized by U.S. Government Obligations valued at $110,171,781, 3.00% - 4.00%, 10/20/41 - 9/20/45)	108,059,850	108,000,000
Citibank NA at:
0.33%, dated 1/26/16 due 2/2/16 (Collateralized by U.S. Treasury Obligations valued at $57,194,750, 0.00% - 8.00%, 4/15/16 - 5/15/37)	56,003,593	56,000,000
0.34%, dated 1/26/16 due 2/2/16 (Collateralized by U.S. Government Obligations valued at $343,759,479, 2.50% - 8.00%, 12/15/18 - 10/15/45)	337,022,279	337,000,000
ING Financial Markets LLC at 0.41%, dated:
1/14/16 due 3/4/16:
(Collateralized by U.S. Government Obligations valued at $88,761,335, 3.00% - 4.50%, 5/01/27 - 12/01/45)	87,087,193	87,000,000
(Collateralized by U.S. Government Obligations valued at $66,314,021, 3.50% - 4.00%, 1/01/32 - 4/01/44)	65,065,885	65,000,000
(Collateralized by U.S. Government Obligations valued at $88,761,298, 3.50% - 4.50%, 1/01/42 - 12/01/45)	87,089,175	87,000,000
(Collateralized by U.S. Government Obligations valued at $80,598,488, 3.50% - 4.00%, 1/01/42 - 8/01/42)	79,081,875	79,000,000
(Collateralized by U.S. Government Obligations valued at $110,184,588, 3.00% - 5.00%, 12/01/24 - 6/01/45)	108,113,160	108,000,000
(Collateralized by U.S. Government Obligations valued at $66,314,981, 3.50% - 6.50%, 6/01/36 - 4/01/44)	65,070,326	65,000,000
1/20/16 due 3/4/16 (Collateralized by U.S. Government Obligations valued at $65,289,297, 3.00% - 4.00%, 9/01/29 - 7/01/44)	64,065,600	64,000,000
Merrill Lynch, Pirece, Fenner & Smith at 0.35% date 12/8/15 due 2/5/16 (Collateralized by U.S. Government Obligations valued at $323,481,462, 3.00% - 4.50%, 7/20/42 - 10/20/44)	317,191,081	317,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.4%, dated:
1/4/16 due 3/4/16 (Collateralized by U.S. Government Obligations valued at $102,031,733, 1.46% - 6.00%, 11/15/16 - 12/01/45)	100,066,667	100,000,000
1/19/16 due 3/17/16 (Collateralized by U.S. Government Obligations valued at $102,015,753, 1.75% - 6.50%, 11/01/23 - 8/20/61)	100,064,444	100,000,000
0.41%, dated 1/26/16 due 3/24/16 (Collateralized by U.S. Government Obligations valued at $146,890,037, 1.46% - 5.37%, 11/01/21 - 12/01/45)	144,095,120	144,000,000
0.42%, dated:
1/5/16 due 3/4/16 (Collateralized by U.S. Government Obligations valued at $127,540,163, 1.92% - 6.00%, 9/01/23 - 12/01/45)	125,039,375	125,000,000
1/6/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $25,507,735, 2.37% - 5.05%, 5/01/18 - 7/01/44)	25,017,792	25,000,000
1/7/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $64,278,743, 2.09% - 5.00%, 11/01/23 - 10/01/45)	63,044,100	63,000,000
0.45%, dated 1/8/16 due 4/8/16 (Collateralized by U.S. Government Obligations valued at $102,030,600, 1.97% - 4.50%, 2/01/23 - 2/01/45)	100,113,750	100,000,000
Mizuho Securities U.S.A., Inc. at 0.32%, dated 11/12/15 due 2/5/16 (Collateralized by U.S. Government Obligations valued at $72,472,850, 1.50% - 3.68%, 2/06/19 - 1/22/41)	71,056,800	71,000,000
RBC Capital Markets Corp. at:
0.33%, dated:
1/13/16 due 2/5/16:
(Collateralized by U.S. Government Obligations valued at $110,187,620, 0.00% - 7.54%, 3/01/26 - 1/20/46)	108,033,660	108,000,000
(Collateralized by U.S. Government Obligations valued at $110,189,777, 0.78% - 6.00%, 4/01/24 - 9/20/63)	108,033,660	108,000,000
1/15/16 due 2/5/16 (Collateralized by U.S. Government Obligations valued at $110,181,102, 0.00% - 6.00%, 6/01/32 - 1/20/46)	108,032,670	108,000,000
0.35%, dated:
8/13/15 due 2/5/16 (Collateralized by U.S. Government Obligations valued at $55,172,106, 2.20% - 7.00%, 12/01/19 - 2/01/46)	54,094,500	54,000,000
9/8/15 due 2/5/16 (Collateralized by U.S. Government Obligations valued at $38,851,785, 0.00% - 6.00%, 11/15/32 - 9/20/63)	38,065,022	38,000,000
9/9/15 due 2/5/16 (Collateralized by U.S. Government Obligations valued at $83,802,664, 0.00% - 6.00%, 4/01/27 - 9/20/63)	82,140,311	82,000,000
9/15/15 due 2/5/16 (Collateralized by U.S. Government Obligations valued at $45,971,909, 1.46% - 6.00%, 11/15/32 - 9/20/63),	45,077,875	45,000,000
Wells Fargo Securities, LLC at:
0.34%, dated 1/26/16 due 2/2/16 (Collateralized by U.S. Treasury Obligations valued at $343,804,107, 0.00% - 11.00%, 8/25/16 - 11/15/45)	337,022,279	337,000,000
0.35%, dated 1/28/16 due 2/4/16 (Collateralized by U.S. Government Obligations valued at $57,122,222, 3.50% - 4.00%, 8/15/45 - 10/15/45)	56,003,811	56,000,000
0.45%, dated:
1/6/16 due 4/6/16 (Collateralized by U.S. Government Obligations valued at $65,301,217, 3.50% - 4.50%, 10/15/44 - 12/15/45)	64,072,800	64,000,000
1/7/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $147,946,219, 4.00% - 6.00%, 2/15/24 - 11/15/45)	145,164,938	145,000,000
1/11/16 due 4/11/16 (Collateralized by U.S. Government Obligations valued at $43,871,514, 4.00%, 8/15/45 - 9/15/45)	43,048,913	43,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $9,447,978,000)		9,447,978,000

Treasury Repurchase Agreement - 15.0%
With:
BMO Harris Bank NA at:
0.33%, dated 1/15/16 due 2/5/16 (Collateralized by U.S. Treasury Obligations valued at $313,119,466, 1.38% - 1.88%, 7/31/18 - 6/30/20)	308,206,103	308,000,000
0.4%, dated 12/17/15 due 2/5/16 (Collateralized by U.S. Treasury Obligations valued at $95,960,631, 3.00%, 11/15/45)	93,063,033	93,000,000
BNP Paribas Securities Corp. at 0.32%, dated 1/8/16 due 2/5/16 (Collateralized by U.S. Treasury Obligations valued at $104,062,298, 0.39% - 5.38%, 1/31/17 - 2/15/44)	102,054,400	102,000,000
Federal Reserve Bank of New York at 0.25%, dated 1/29/16 due 2/1/16 (Collateralized by U.S. Treasury Obligations valued at $5,411,112,810, 1.25% - 6.63%, 1/31/19 - 8/15/43)	5,411,112,729	5,411,000,000
Mizuho Securities U.S.A., Inc. at:
0.33% 1/27/16 due 2/3/16 (Collateralized by U.S. Treasury Obligations valued at $189,977,794, 1.38% - 1.63%, 12/31/19 - 2/29/20)	186,011,935	186,000,000
0.35%, dated:
1/28/16 due 2/4/16 (Collateralized by U.S. Treasury Obligations valued at $188,489,930, 1.38% - 2.00%, 2/29/20 - 7/31/20)	186,012,658	186,000,000
1/29/16 due 2/1/16 (Collateralized by U.S. Treasury Obligations valued at $1,009,246,305, 1.50% - 2.00%, 8/31/19 - 5/15/22)	992,028,933	992,000,000
0.36% dated 1/29/16 due 2/5/16 (Collateralized by U.S. Treasury Obligations valued at $125,925,740, 2.50%, 8/15/23)	124,008,680	124,000,000
TOTAL TREASURY REPURCHASE AGREEMENT
(Cost $7,402,000,000)		7,402,000,000
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $49,312,146,313)		49,312,146,313
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(98,741,264)
NET ASSETS - 100%		$49,213,405,049

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$5,783,576,000 due 2/01/16 at 0.35%
BNP Paribas Securities Corp.	$1,067,962,043
BNY Mellon Capital Markets LLC	161,684,617
Citibank NA	287,423,791
Credit Agricole CIB New York Branch	569,129,851
Credit Suisse Securities (USA) LLC	1,681,801,204
ING Financial Markets LLC	32,055,733
J.P. Morgan Securities, Inc.	497,426,239
Mizuho Securities USA, Inc.	485,616,232
Societe Generale	70,297,659
Wells Fargo Bank NA	367,516,164
Wells Fargo Securities LLC	562,662,467
$5,783,576,000
$51,402,000 due 2/01/16 at 0.36%
Citibank NA	9,959,679
J.P. Morgan Securities, Inc.	11,838,918
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,293,351
Wells Fargo Securities LLC	21,310,052
$51,402,000

Income Tax Information

At January 31, 2016 the cost for Federal Income Tax Purposes was $49,312,146,313.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Money Market Fund

January 31, 2016

SPM-QTLY-0316
1.813021.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 47.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 4.7%
BMO Harris Bank NA
2/16/16 to 8/5/16	0.61 to 0.95 (b)%	$78,000	$78,000
State Street Bank & Trust Co.
2/12/16	0.59 (b)	50,000	50,000
Wells Fargo Bank NA
2/29/16 to 7/21/16	0.58 to 0.85 (b)	134,000	134,000
			262,000
London Branch, Eurodollar, Foreign Banks - 1.2%
Mitsubishi UFJ Trust & Banking Corp.
4/26/16 to 6/1/16	0.70 to 0.77	57,000	56,950
Sumitomo Mitsui Trust Bank Ltd.
5/16/16	0.81	10,000	10,000
			66,950
New York Branch, Yankee Dollar, Foreign Banks - 41.9%
Bank of Montreal Chicago CD Program
5/13/16 to 6/10/16	0.60 (b)	119,000	119,000
Bank of Nova Scotia
4/7/16 to 7/25/16	0.41 to 0.83 (b)	230,000	230,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
2/5/16	0.38	20,989	20,989
BNP Paribas New York Branch
3/11/16 to 4/1/16	0.64 to 0.65	129,000	129,000
Canadian Imperial Bank of Commerce
4/20/16 to 5/25/16	0.45 to 0.67 (b)	251,000	251,000
Credit Agricole CIB
5/5/16	0.71	25,000	25,000
Credit Suisse
5/17/16	0.73 (b)	70,000	70,000
Credit Suisse AG
3/2/16	0.67 (b)	47,000	47,000
Landesbank Baden-Wuerttemberg New York Branch
2/1/16 to 2/4/16	0.43	240,000	240,000
2/5/16	0.43	38,000	38,000
Mizuho Corporate Bank Ltd.
2/22/16 to 3/24/16	0.42 to 0.55	47,000	47,000
Natexis Banques Populaires New York Branch
3/8/16 to 3/21/16	0.60 to 0.68	93,000	93,000
Royal Bank of Canada
2/12/16 to 6/3/16	0.57 to 0.62 (b)	159,000	159,000
Sumitomo Mitsui Banking Corp.
2/8/16 to 4/4/16	0.43 to 0.70 (b)	250,000	250,000
Sumitomo Mitsui Trust Bank Ltd.
3/8/16 to 4/4/16	0.52 to 0.72	178,000	178,000
Svenska Handelsbanken AB
5/19/16	0.63 (b)	54,000	54,000
Toronto-Dominion Bank
2/2/16	0.50	48,000	48,000
Toronto-Dominion Bank New York Branch
3/14/16 to 4/12/16	0.57 to 0.60 (b)	128,000	128,000
UBS AG
3/4/16 to 7/6/16	0.57 to 0.89 (b)	211,000	211,000
			2,337,989
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,666,939)			2,666,939

Financial Company Commercial Paper - 12.9%
ABN AMRO Funding U.S.A. LLC
2/9/16	0.40	28,000	27,998
Australia & New Zealand Banking Group Ltd.
2/26/16	0.59 (b)	50,000	50,000
BAT International Finance PLC
2/25/16	0.75	28,000	27,986
Commonwealth Bank of Australia
2/1/16 to 2/23/16	0.59 to 0.60 (b)	135,000	135,000
Credit Agricole CIB
5/2/16	0.72	56,000	55,898
Credit Suisse AG
4/4/16	0.53	48,000	47,955
JPMorgan Securities LLC
3/7/16 to 4/8/16	0.64 to 0.75 (b)	101,000	100,922
Mitsubishi UFJ Trust & Banking Corp.
2/16/16	0.41	48,000	47,992
Sumitomo Mitsui Banking Corp.
3/4/16	0.43	28,000	27,989
Sumitomo Trust & Banking Co. Ltd.
2/16/16 to 2/22/16	0.38	72,000	71,986
Toronto Dominion Holdings (U.S.A.)
2/2/16 to 4/13/16	0.51 to 0.60	44,000	43,983
Toyota Motor Credit Corp.
2/22/16 to 4/1/16	0.59 to 0.60 (b)	84,000	84,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $721,709)			721,709

Asset Backed Commercial Paper - 3.3%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

2/1/16	0.35	57,000	57,000
2/5/16	0.40	41,000	40,998
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
3/18/16	0.60	68,000	67,948
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)
2/3/16	0.45	20,300	20,299
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $186,245)			186,245

Other Commercial Paper - 6.5%
BPCE SA
5/2/16	0.72	23,000	22,958
Dominion Resources, Inc.
3/8/16	0.77	9,000	8,993
Motiva Enterprises LLC
2/1/16 to 3/1/16	0.77 to 1.00	27,500	27,491
Sempra Global
3/1/16	0.80	26,000	25,983
UnitedHealth Group, Inc.
2/1/16	0.01	50,000	50,000
2/1/16	0.01	8,000	8,000
2/12/16 to 3/7/16	0.69 to 0.72	220,000	219,890
TOTAL OTHER COMMERCIAL PAPER
(Cost $363,315)			363,315

Treasury Debt - 1.0%
U.S. Treasury Obligations - 1.0%
U.S. Treasury Notes
10/31/17
(Cost $55,953)	0.47 (b)	56,000	55,953

Other Note - 1.4%
Medium-Term Notes - 1.4%
Svenska Handelsbanken AB
2/26/16 to 4/15/16
(Cost $76,000)	0.62 to 0.62 (b)(c)	76,000	76,000

Variable Rate Demand Note - 3.8%
Delaware - 3.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
2/5/16	0.42 (b)	168,900	168,900
Florida - 0.7%
Florida Timber Fin. III LLC Taxable 0.42% 2/5/16, LOC Wells Fargo Bank NA, VRDN
2/5/16	0.42 (b)	40,000	40,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $208,900)			208,900

Government Agency Debt - 0.9%
Federal Agencies - 0.9%
Freddie Mac
11/14/16
(Cost $49,994)	0.25 (b)	50,000	49,994

Other Instrument - 5.0%
Time Deposits - 5.0%
Barclays Bank PLC
2/1/16
(Cost $278,000)	0.40	278,000	278,000

Other Repurchase Agreement - 18.3%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 18.3%
With:
Citigroup Global Markets, Inc. at 1.3%, dated 9/8/15 due:
3/29/16 (Collateralized by Mortgage Loan Obligations valued at $7,599,859, 2.52% - 5.50%, 11/25/36 - 1/15/49)	$7,051	$7,000
4/5/16 (Collateralized by Mortgage Loan Obligations valued at $8,685,552, 2.52% - 6.38%, 11/25/36 - 2/12/51)	8,061	8,000
Credit Suisse Securities (U.S.A.) LLC at:
0.63%, dated:
1/27/16 due 2/3/16 (Collateralized by U.S. Government Obligations valued at $2,061,825, 3.10% - 4.40%, 5/16/51 - 9/16/53)	2,000	2,000
1/27/16 due 2/4/16 (Collateralized by U.S. Government Obligations valued at $44,293,397, 0.57% - 4.00%, 12/16/25 - 2/20/62)	43,005	43,000
1.04%, dated 11/20/15 due:
4/19/16 (Collateralized by U.S. Government Obligations valued at $44,383,506, 0.76% - 2.36%, 5/20/40 - 11/20/41)	43,188	43,000
4/26/16 (Collateralized by U.S. Government Obligations valued at $24,775,900, 0.79% - 4.00%, 12/16/25 - 12/16/55)	24,110	24,000
ING Financial Markets LLC at 0.42%, dated 1/29/16 due 2/1/16:
(Collateralized by Equity Securities valued at $9,720,391)	9,000	9,000
(Collateralized by Corporate Obligations valued at $68,041,326, 6.50% - 11.00%, 4/01/17 - 6/15/24)	63,003	63,000
J.P. Morgan Clearing Corp. at:
1.1%, dated:
11/10/15 due 4/28/16 (Collateralized by Equity Securities valued at $33,779,040)	31,171	31,000
11/18/15 due 4/28/16 (Collateralized by Equity Securities valued at $18,519,474)	17,094	17,000
1.15%, dated 12/8/15 due 4/28/16 (Collateralized by Equity Securities valued at $4,355,190)	4,023	4,000
J.P. Morgan Securities, LLC at:
0.37%, dated 1/29/16 due (Collateralized by Mortgage Loan Obligations valued at $20,401,202, 2.33% - 3.10%, 3/01/42 - 7/01/42)	20,001	20,000
0.52%, dated 1/28/16 due 2/4/16 (Collateralized by U.S. Government Obligations valued at $22,661,754, 0.78% - 4.00%, 6/20/42 - 9/20/45)	22,002	22,000
1.1%, dated:
11/10/15 due 4/28/16:
(Collateralized by Mortgage Loan Obligations valued at $24,907,305, 3.87% - 5.96%, 11/15/30 - 7/15/42)	23,127	23,000
(Collateralized by Equity Securities valued at $20,703,276)	19,105	19,000
11/20/15 due 4/28/16 (Collateralized by Mortgage Loan Obligations valued at $43,296,786, 0.13% - 7.50%, 1/25/19 - 4/15/47)	40,220	40,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.53%, dated 1/28/16 due 2/4/16 (Collateralized by U.S. Government Obligations valued at $41,202,426, 1.42% - 5.62%, 7/15/31 - 6/20/65)	40,004	40,000
0.72%, dated 1/29/16 due 1.3%, dated: 12/22/15 due: (Collateralized by Corporate Obligations valued at $34,668,497, 0.85% - 6.75%, 9/14/17 - 10/19/75)	33,002	33,000
1.3%, dated:
12/22/15 due:
4/20/16 (Collateralized by Equity Securities valued at $1,081,643)	1,004	1,000
4/22/16 (Collateralized by Corporate Obligations valued at $11,897,589, 1.24%, 11/19/51)	11,048	11,000
1/5/16 due 5/4/16 (Collateralized by Equity Securities valued at $2,162,171)	2,009	2,000
1/11/16 due 5/11/16 (Collateralized by Corporate Obligations valued at $7,565,733, 0.99% - 1.24%, 7/25/41 - 11/19/51)	7,031	7,000
1.35% dated 1/14/16 due 5/13/16 (Collateralized by Equity Securities valued at $16,210,936)	15,068	15,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.65%, dated 1/19/16 due 2/3/16 (Collateralized by Equity Securities valued at $35,547,893)	33,009	33,000
0.68%, dated 1/25/16 due 2/5/16 (Collateralized by Corporate Obligations valued at $42,823,825, 0.25% - 8.00%, 2/08/16 - 12/15/37)	40,023	40,000
1.1%, dated 11/25/15 due 2/23/16 (Collateralized by Corporate Obligations valued at $18,397,122, 0.25% - 4.25%, 4/01/18 - 2/01/34)	17,047	17,000
Mizuho Securities U.S.A., Inc. at:
0.6%, dated:
1/20/16 due 2/3/16 (Collateralized by Equity Securities valued at $1,080,234)	1,000	1,000
1/25/16 due 2/5/16 (Collateralized by Equity Securities valued at $81,009,464)	75,018	75,000
1/26/16 due 2/5/16 (Collateralized by Equity Securities valued at $66,966,703)	62,014	62,000
1/27/16 due 2/5/16 (Collateralized by Equity Securities valued at $54,004,517)	50,012	50,000
0.77%, dated 1/28/16 due 2/5/16 (Collateralized by Corporate Obligations valued at $33,577,877, 0.19% - 5.90%, 4/16/21 - 6/17/49)	32,010	32,000
1.55%, dated 1/4/16 due 5/3/16 (Collateralized by U.S. Government Obligations valued at $11,238,250, 0.50% - 2.00%, 9/28/16 - 7/28/21)	11,057	11,000
RBC Capital Markets Co. at:
0.55%, dated 1/20/16 due 2/5/16 (Collateralized by U.S. Government Obligations valued at $13,354,820, 2.42% - 10.88%, 9/15/33 - 1/01/46)	13,007	13,000
0.65%, dated 1/22/16 due 2/5/16 (Collateralized by U.S. Government Obligations valued at $16,482,976, 1.33% - 6.83%, 7/25/35 - 6/25/45)	16,027	16,000
0.76%, dated:
1/7/16 due 2/5/16 (Collateralized by Municipal Bond Obligations valued at $4,507,349, 5.00% , 12/01/44)	4,008	4,000
1/11/16 due 2/5/16 (Collateralized by Municipal Bond Obligations valued at $9,773,186, 5.00%, 8/01/30 - 2/01/39)	9,017	9,000
SG Americas Securities, LLC at 0.73%, dated:
1/26/16 due 2/2/16 (Collateralized by Corporate Obligations valued at $20,043,502, 2.16% - 10.75%, 11/13/18 - 6/15/88)	19,003	19,000
1/27/16 due 2/3/16 (Collateralized by Corporate Obligations valued at $8,641,108, 8.00% - 10.75%, 5/01/31 - 10/01/37)	8,001	8,000
Wells Fargo Securities, LLC at:
0.58%, dated:
1/26/16 due 2/2/16 (Collateralized by Equity Securities valued at $54,005,257)	50,006	50,000
1/27/16 due 2/3/16 (Collateralized by Equity Securities valued at $63,725,137)	59,007	59,000
1/28/16 due 2/4/16 (Collateralized by Equity Securities valued at $10,800,713)	10,001	10,000
0.63%, dated 1/28/16 due 2/4/16 (Collateralized by Corporate Obligations valued at $25,921,815, 1.25% - 2.00%, 12/15/18 - 11/15/20)	24,003	24,000
1.35%, dated 1/11/16 due 5/10/16 (Collateralized by Corporate Obligations valued at $1,080,852, 1.25%, 12/15/18)	1,005	1,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $1,018,000)		1,018,000
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $5,625,055)		5,625,055
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(49,889)
NET ASSETS - 100%		$5,575,166

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $76,000,000 or 1.4% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At January 31, 2016 the cost for Federal Income Tax Purposes was $5,625,055,000.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2016